Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013